CONTINGENT LIABILITIES, COMMITMENTS, AND GUARANTEES - Schedule of Contingent Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Contingent liabilities
Contingent liabilities	£ 2,986	£ 2,744
Acceptances and endorsements
Contingent liabilities
Contingent liabilities	58	191
Other items serving as direct credit substitutes
Contingent liabilities
Contingent liabilities	781	510
Performance bonds, including letters of credit, and other transaction-related contingencies
Contingent liabilities
Contingent liabilities	2,147	2,043
Other contingent liabilities
Contingent liabilities
Contingent liabilities	£ 2,928	£ 2,553